THE COMPANY AND A SUMMARY OF ITS SIGNIFICANT ACCOUNTING POLICIES - 10-K (Policies)	9 Months Ended
Sep. 30, 2023
Class of Stock [Line Items]
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Estimates and assumptions are primarily made in relation to the valuation of share options, the embedded derivative of convertible notes, warrant issuance and subsequent revaluations, valuation allowances relating to deferred tax assets, revenue recognition, accrued expenses and estimation of the incremental borrowing rate for the finance lease. If actual results differ from the Company’s estimates, or to the extent these estimates are adjusted in future periods, the Company’s results of operations could either benefit from, or be adversely affected by, any such change in estimate.

Cash
Cash and Cash Equivalents
Cash equivalents are highly-liquid investments that are readily convertible into cash with original maturities of three months or less when purchased and as of September 30, 2023 and December 31, 2022 included investments in money market funds. The Company maintains its cash and cash equivalent balances at domestic financial institutions. Bank deposits with US banks are insured up to $250 by the Federal Deposits Insurance Corporation. The Company had an uninsured cash balances of $2,988 at September 30, 2023. The Company’s cash balance as of December 31, 2022 was fully insured.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820, Fair Value Measurement, (ASC 820) establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The three levels of fair value hierarchy defined by ASC 820 are described below:
Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liabilities.
Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
As of September 30, 2023, the Company’s financial instruments included cash, cash equivalents, prepaid expenses and other current assets, accounts payable, accrued expenses and certain liability classified warrants. The carrying amounts reported in the balance sheets for cash, cash equivalents, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair value based on the short-term maturity of these instruments. The Company recognizes transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. At September 30, 2023, there were no financial assets or liabilities measured at fair value on a recurring basis other than the liability classified warrants.
In May 2022, Vallon issued warrants in connection with a securities purchase agreement. Vallon evaluated the warrants in accordance with ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (ASC 815-40), and concluded that a provision in the warrants related to the reduction of the exercise price in certain circumstances precludes the warrants from being accounted for as components of equity. As a result, the warrants are recorded as a liability on the balance sheet. Vallon recorded the fair value of the warrants upon issuance using a Black-Scholes valuation model.
The Company is required to revalue the warrants at each reporting date with any changes in fair value recorded in its statement of operations. The valuation of the warrants is considered under Level 3 of the fair value hierarchy due to the need to use assumptions in the valuation that are both significant to the fair value measurement and unobservable. The change in the fair value of the Level 3 warrants liabilities is reflected in the statement of operations for the nine months ended September 30, 2023.

Deferred Stock Issuance Costs
Deferred Stock Issuance Costs
Deferred stock issuance costs represent incremental legal costs incurred that are directly attributable to proposed offerings of securities. The costs are charged against the gross proceeds of the respective offering upon closing.

Beneficial Conversion Features, Debt Discounts and Debt Issuance Costs
Debt Discounts
The relative fair values of warrants and common shares issued and call option rights assigned in connection with principal advances under promissory notes, the increases in fair values of embedded conversion options in connection with convertible promissory note modifications, and the intrinsic values of non-contingent beneficial conversion features were recorded as debt discounts that are amortized as additional interest expense over the estimated terms of the notes using the effective interest method.
Debt Issuance Costs
Debt issuance costs represent incremental legal costs and other costs incurred that are directly attributable to issuing debt. The costs are included as a direct reduction of the carrying amount of the respective liability and are amortized as additional interest expense over the estimated term of the debt using the effective interest method.

Stock-Based Compensation
Stock-Based Compensation
The Company recognizes expense for employee and non-employee stock-based compensation in accordance with ASC Topic 718, Stock-Based Compensation (ASC 718). ASC 718 requires that such transactions be accounted for using a fair value-based method. The estimated fair value of the options is amortized over the vesting period, based on the fair value of the options on the date granted, and is calculated using the Black-Scholes option-pricing model. The Company accounts for forfeitures as incurred. In considering the fair value of the underlying stock when the Company granted options, the Company considered several factors including the fair values established by market transactions. Stock option-based compensation includes estimates and judgments of when stock options might be exercised and stock price volatility. The timing of option exercises is out of the Company's control and depends upon a number of factors including the Company's market value and the financial objectives of the option holders. These estimates can have a material impact on the stock compensation expense but will have no impact on the cash flows. The estimation of share-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period the estimates are revised. The Company uses the expected term, rather than the contractual term, for both employee and consultant options issued.

Recently Issued Accounting Pronouncements Not Yet Adopted
Recent Accounting Pronouncements
The Company considered the applicability and impact of all ASUs issued during the quarter ended September 30, 2023 and each was determined to be either not applicable or expected to have minimal impact on these financial statements.

Private GRI
Class of Stock [Line Items]
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of gains and expenses during the reporting period. Accordingly, actual results could differ from those estimates.

Cash
Cash
The Company maintains its cash in checking and savings accounts with reputable banks that may, at times, exceed federally insured limits. The Company has not experienced any losses in its cash accounts and does not believe they are subject to significant credit risk.

Fair Value Measurements
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.The authoritative guidance establishes a hierarchy that prioritizes the inputs used to measure fair value, which consists of three broad levels:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2: Inputs, other than quoted prices included within Level 1, that are observable for the asset or liability either directly or indirectly. Such inputs include (i) quoted prices for similar assets or liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in inactive markets, (iii) inputs other than quoted prices that are observable for the asset or liability, or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The carrying amounts reported for cash, refunds receivable, accounts payable, accrued expenses, and advances from employees approximate their fair values due to their short-term nature. The fair value of the outstanding bridge promissory note was estimated to be approximately $1,398 as of December 31, 2022 based on its stated principal amount, estimated remaining term, and discount rate (Level 3 inputs). The fair value of the convertible promissory note was estimated to be approximately $3,650 as of December 31, 2021 based on the interest rate on the note and the holder’s options to convert the note into shares of the Company’s common stock (Level 2 inputs).

Deferred Stock Issuance Costs
Deferred Stock Issuance Costs
Deferred stock issuance costs represent incremental legal costs incurred that are directly attributable to proposed offerings of securities. The costs are charged against the gross proceeds of the respective offering upon closing.

Property and Equipment
Property and Equipment
Property and equipment are stated at cost. Maintenance and repairs that do not improve or extend the useful lives of the respective assets are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized, using the straight-line method, over the shorter of the estimated economic life of the improvements or the remaining lease term.

Long-Lived Assets
Long-Lived Assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. If the sum of the projected future undiscounted cash flows is less than the carrying amount of the assets, the assets will be written down to their estimated fair value in the period in which the determination is made.
Leases
Leases
The Company accounts for its leases in accordance with Accounting Standards Codification (ASC) 842, Leases, and assesses at contract inception whether a contract is, or contains, a lease. Generally, a lease exists if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company determines that it has the right to control the use of an identified asset when (i) it has the right to substantially all of the economic benefits from use of the identified asset and (ii) it has the right to direct the use of the identified asset. As permitted, the Company has made the accounting policy election to not separate lease components from non-lease components when allocating contract consideration, and instead accounts for each lease component and associated non-lease components as a single lease component.
The Company classifies a lease as a finance lease when one or more of the following criteria are met: (i) the lease transfers ownership of the underlying asset to the Company by the end of the lease term, (ii) the lease grants an option to purchase the underlying asset that the Company is reasonably certain to exercise, (iii) the lease term is for the major part of the remaining useful life of the underlying asset, (iv) the present value of the sum of the lease payments equals or exceeds substantially all of the fair value of the underlying asset, or (v) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. The Company did not have any finance leases as of December 31, 2022 and 2021. A lease that does not meet any of these criteria is classified as an operating lease.
At the lease commencement date, the Company recognizes a right-of-use asset and a lease liability for its operating leases, except its short-term operating leases with original lease terms of twelve months or less. The right-of-use asset is initially measured at cost, which primarily comprises the initial amount of the lease liability plus any lease prepayments. The lease liability is initially measured at the present value of the lease payments not yet paid, discounted using an estimate of the Company’s incremental borrowing rate for a collateralized loan with a similar amount and terms as the underlying lease in a similar economic environment. That discount rate is used because the interest rate implicit in the Company’s lease contracts is typically not readily determinable.
Lease modifications that grant the right to use an existing leased asset for an additional period of time (i.e., a period of time not included in the original lease agreement) are not accounted for as separate contracts; however, the lease term, classification, discount rate, and measurement of the remaining consideration due under the contract are reassessed upon execution of such modifications.
Lease expense for operating leases is recognized on a straight-line basis over the term of the lease and is included in operating expenses.

Beneficial Conversion Features, Debt Discounts and Debt Issuance Costs
Beneficial Conversion Features
Conversion options embedded in convertible promissory notes are accounted for as beneficial conversion features if the effective conversion price is less than the fair value of the Company’s common stock on the commitment date. The intrinsic value of a non-contingent beneficial conversion feature is recognized as a debt discount, with a corresponding increase to additional paid-in capital, on the commitment date. The intrinsic value of a contingent beneficial conversion feature is not recognized until the uncertain future event or circumstance occurs.
Debt Discounts
The relative fair values of warrants and common shares issued and call option rights assigned in connection with principal advances under promissory notes, the increases in fair values of embedded conversion options in connection with convertible promissory note modifications, and the intrinsic values of non-contingent beneficial conversion features were recorded as debt discounts that are amortized as additional interest expense over the estimated terms of the notes using the effective interest method.
Debt Issuance Costs
Debt issuance costs represent incremental legal costs and other costs incurred that are directly attributable to issuing debt. The costs are included as a direct reduction of the carrying amount of the respective liability and are amortized as additional interest expense over the estimated term of the debt using the effective interest method.

Stock-Based Compensation
Stock-Based Compensation
Stock-based compensation recognized for stock option awards is based on the fair value of the awards on the grant date. The Company estimates the grant-date fair value of the awards using the Black-Scholes option pricing model, which requires the input of subjective assumptions including (i) the estimated fair value of the common stock, (ii) the expected stock price volatility, (iii) the risk-free interest rate, (iv) the expected term of the award, and (v) the expected dividend yield. Compensation cost for stock option awards with service-based vesting conditions is recognized ratably over the requisite service periods. Compensation cost for stock option awards with performance-based vesting conditions is recognized ratably over the requisite service periods if achievement of the performance conditions is probable. The effect of forfeitures is recognized as a reduction of stock-based compensation expense in the period in which the forfeitures occur. The Company issues new shares of common stock upon a stock option exercise.

Common Shares Issued and Outstanding
Common Shares Issued and Outstanding
The number of shares of common stock issued as reported in the balance sheets includes legally issued shares of unvested restricted common stock for which the holders have the right to vote the shares and the right to receive dividends in such amount and at such times as all other common stockholders.

Internally Developed Patents and Research and Development
Internally Developed Patents
Costs associated with the application and award of internally developed patents are expensed as incurred due to uncertainties regarding their recoverability.
Research and Development
Research and development costs are expensed as incurred.

Income Taxes
Income Taxes
The provision for income taxes is based on the sum of the taxes currently payable or refundable plus the changes in deferred tax assets and liabilities. Deferred tax assets and liabilities are recognized for net operating loss carryforwards and temporary differences between the financial statement and tax bases of assets and liabilities. Deferred tax assets and liabilities for net operating loss carryforwards and temporary differences are measured using enacted tax rates in effect for the years in which the net operating losses are expected to be utilized and the temporary differences are expected to reverse. A valuation allowance is recorded against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax assets will be realized.
The provision for income taxes is based on tax positions taken or expected to be taken in the Company’s income tax returns. The tax benefits of an uncertain tax position are recognized only if it is more likely than not that the tax position would be sustained upon examination by the relevant taxing authority. Tax benefits related to uncertain tax positions that do not meet this criterion are not recognized in the financial statements. There were no unrecognized tax benefits related to uncertain tax positions as of December 31, 2022 and 2021. Due to the existence of net operating loss carryforwards, the Company’s federal and state income tax returns are open to examination by the taxing authorities for all years since inception. Interest and penalties related to income taxes are recognized as a component of the provision for income taxes.

Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
In August 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which reduces the number of accounting models available for convertible instruments, amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives, and modifies the diluted earnings per share calculations by requiring the use of the if-converted method and eliminating the treasury stock method, among other changes. The amendments in this update are effective for the Company’s fiscal years beginning after December 15, 2023, with early adoption permitted in fiscal years beginning after December 15, 2020. The guidance may be adopted through either a modified retrospective or fully retrospective transition method. Management is currently evaluating the impact of this update on the Company’s financial statements.